Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues	The following table sets forth a breakdown of our revenues, in absolute amounts and percentages of total revenues for the six months ended June 30, 2022 and 2023,
	For the Six Months Ended June 30,
	2022		2023
	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
Sourcing services	1,300	30.4	1,435	198	75.7
Product sales	2,634	61.6	-	-	-
Battery-swapping services	343	8.0	461	64	24.3
Total revenues	4,277	100.0	1,896	262	100.0